Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts	¥ (1,703,103)	¥ (95,783)	¥ (951,913)
Trading account securities, excluding derivatives	1,052,530	128,045	248,000
Trading account profits (losses)—net	(650,573)	32,262	(703,913)
Foreign exchange derivative contracts	(760,095)	446,992	(410,656)
Net trading profits (losses)	¥ (1,410,668)	¥ 479,254	¥ (1,114,569)